SUBSEQUENT EVENTS (Details) - $ / shares	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Dividends declared per share	$ 0.13	$ 0.14
ADS
Subsequent Event [Line Items]
Dividends declared per share	$ 0.26	$ 0.28